Note 6 - Employee Benefit Plans - Estimated Future Benefit Payments (Details)	Dec. 31, 2016 USD ($)
2017	$ 2,550,000
2018	1,450,000
2019	1,440,000
2020	1,780,000
2021	1,790,000
2022 - 2026	$ 8,430,000